Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses and retiree life insurance. The Corporation also provides certain benefits, such as disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans. Retirement plan assets are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefit payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$22,167	$23,001	$17,125
Interest cost	35,879	33,151	28,935
Expected return on assets	(37,699)	(36,385)	(32,661)
Amortization of:
Prior service cost	350	422	445
Actuarial loss	12,074	17,159	4,045
Transition asset	(1)	(1)	(1)
Settlement charge	124	—	-
Termination benefit charge	764	2,085	13,652
Net periodic benefit cost	$33,658	$39,432	$31,540

The expected return on assets is based on the fair value of the plan assets.  The termination benefit charge represents the increased benefits payable to former TXI executives as part of their change-in-control agreements.

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2016	2015	2014
Actuarial loss	$52,028	$9,916	$105,546
Amortization of:
Prior service cost	(350)	(422)	(445)
Actuarial loss	(12,074)	(17,159)	(4,045)
Transition asset	1	1	1
Special plan termination benefits	(764)	(2,085)	—
Settlement charge	(124)	—	-
Net prior service cost	—	2,338	—
Total	$38,717	$(7,411)	$101,057

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2016		2015
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$425	$261	$1,028	$628
Actuarial loss	218,056	133,083	178,770	108,874
Transition asset	(7)	(4)	(8)	(5)
Total	$218,474	$133,340	$179,790	$109,497

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2017 are $311,000 (net of deferred taxes of $120,000), $14,098,000 (net of deferred taxes of $5,438,000) and $1,000, respectively. These amounts are included in accumulated other comprehensive loss at December 31, 2016.

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2016	2015
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$754,543	$753,975
Service cost	22,167	23,001
Interest cost	35,879	33,151
Actuarial loss (gain)	49,760	(27,119)
Gross benefits paid	(30,500)	(30,803)
Nonrecurring termination benefit	-	2,338
Net projected benefit obligation at end of year	$831,849	$754,543

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$546,512	$524,042
Actual return on plan assets, net	35,432	(651)
Employer contributions	44,763	53,924
Gross benefits paid	(30,500)	(30,803)
Fair value of plan assets at end of year	$596,207	$546,512

December 31

(add 000)	2016	2015
Funded status of the plan at end of year	$(235,642)	$(208,031)
Accrued benefit cost	$(235,642)	$(208,031)

December 31

(add 000)	2016	2015
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(6,223)	$(6,048)
Noncurrent liability	(229,419)	(201,983)
Net amount recognized at end of year	$(235,642)	$(208,031)

The accumulated benefit obligation for all defined benefit pension plans was $752,659,000 and $688,017,000 at December 31, 2016 and 2015, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2016	2015
Projected benefit obligation	$831,849	$754,543
Accumulated benefit obligation	$752,659	$688,017
Fair value of plan assets	$596,207	$546,512

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2016	2015
Discount rate	4.29%	4.67%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2016	2015	2014
Discount rate	4.67%	4.25%	5.17%
Rate of increase in future compensation levels	4.50%	4.50%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%

The expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

For 2016 and 2015, the Corporation estimated the remaining lives of participants in the pension plans using the RP-2014 Base Table.  The Corporation used mortality improvement scale MP-2016 and BB-2D for the years 2016 and 2015, respectively. The change in mortality improvement scale in 2016 did not have a material impact on the projected benefit obligation. The white-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Corporation’s participants, was used for hourly participants.

The target allocation for 2016 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2016	December 31
Asset Class	Target Allocation	2016	2015
Equity securities	54%	57%	55%
Debt securities	30%	28%	31%
Hedge funds	8%	7%	7%
Real estate	8%	8%	7%
Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 50% of equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Debt securities, or fixed income investments, are invested in funds benchmarked to the Barclays U.S. Aggregate Bond Index.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2016
Equity securities:
Mid-sized to large cap	$—	$169,176	$—	$169,176
Small cap, international and emerging growth funds	—	169,678	—	169,678
Debt securities:
Core fixed income	—	168,282	—	168,282
Real estate	—	—	44,890	44,890
Hedge funds	—	—	44,036	44,036
Cash	145	—	—	145
Total	$145	$507,136	$88,926	$596,207

	2015
Equity securities:
Mid-sized to large cap	$—	$156,008	$—	$156,008
Small cap, international and emerging growth funds	—	144,405	—	144,405
Debt securities:
Core fixed income	—	167,545	—	167,545
Real estate	15,479	—	23,242	38,721
Hedge funds	-	—	39,219	39,219
Cash	614	—	—	614
Total	$16,093	$467,958	$62,461	$546,512

Level 3 real estate investments are stated at estimated fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of real estate investments generally do not reflect transaction costs which may be incurred upon disposition of the real estate investments and do not necessarily represent the prices at which the real estate investments would be sold or repaid, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller. An independent valuation consultant is employed to determine the fair value of the real estate investments. The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2016
Balance at beginning of year	$23,242	$39,219
Purchases, sales, settlements, net	18,579	3,100
Actual return on plan assets held at period end	3,069	1,717
Balance at end of year	$44,890	$44,036

	2015
Balance at beginning of year	$20,363	$38,264
Actual return on plan assets held at period end	2,879	955
Balance at end of year	$23,242	$39,219

In 2016 and 2015, the Corporation made combined pension and SERP contributions of $44,763,000 and $53,924,000, respectively. The Corporation currently estimates that it will contribute $32,537,000 to its pension and SERP plans in 2017.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2017	$36,563
2018	$38,452
2019	$40,792
2020	$42,981
2021	$44,403
Years 2022 - 2026	$250,080

Postretirement Benefits. The net periodic postretirement benefit credit cost for postretirement plans includes the following components:

years ended December 31

(add 000)	2016	2015	2014
Components of net periodic benefit credit:
Service cost	$85	$137	$206
Interest cost	863	928	1,164
Amortization of:
Prior service credit	(1,959)	(2,302)	(3,255)
Actuarial gain	(499)	(309)	(266)
Settlement credit	(9)	-	-
Total net periodic benefit credit	$(1,519)	$(1,546)	$(2,151)

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2016	2015	2014
Actuarial loss (gain)	$686	$(626)	$(3,026)
Net prior service credit	(1,326)	-	-
Settlement credit	9	-	-
Amortization of:
Prior service credit	1,959	2,302	3,255
Actuarial gain	499	309	266
Total	$1,827	$1,985	$495

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit credit or cost:

December 31	2016		2015
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(4,153)	$(2,551)	$(4,786)	$(2,924)
Actuarial gain	(3,857)	(2,369)	(5,050)	(3,086)
Total	$(8,010)	$(4,920)	$(9,836)	$(6,010)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2017 is $1,741,000 (net of a deferred tax liability of $672,000) and $284,000 (net of a deferred tax liability of $110,000), respectively, and are included in accumulated other comprehensive loss at December 31, 2016.

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2016	2015
Change in benefit obligation:
Net benefit obligation at beginning of year	$23,408	$25,086
Service cost	85	137
Interest cost	863	928
Participants’ contributions	2,616	1,777
Actuarial loss (gain)	688	(627)
Gross benefits paid	(5,743)	(3,893)
Plan amendments	(1,326)	-
Net benefit obligation at end of year	$20,591	$23,408

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	3,127	2,116
Participants’ contributions	2,616	1,777
Gross benefits paid	(5,743)	(3,893)
Fair value of plan assets at end of year	$—	$—

December 31

(add 000)	2016	2015
Funded status of the plan at end of year	$(20,591)	$(23,408)
Accrued benefit cost	$(20,591)	$(23,408)

December 31

(add 000)	2016	2015
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(3,070)	$(2,120)
Noncurrent liability	(17,521)	(21,288)
Net amount recognized at end of year	$(20,591)	$(23,408)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2016	2015
Discount rate	3.78%	4.25%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2016	2015	2014
Discount rate	4.25%	3.83%	4.42%

For 2016 and 2015, the Corporation estimated the remaining lives of participants in the postretirement plan using the RP-2014 Base Table.  The Corporation used mortality improvement scale MP-2016 and BB-2D for the years 2016 and 2015, respectively.

Assumed health care cost trend rates at December 31 are:

	2016	2015
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$49	$(42)
Postretirement benefit obligation	$1,051	$(911)

The Corporation estimates that it will contribute $3,070,000 to its postretirement health care plans in 2017.

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2017	$3,070
2018	$2,120
2019	$2,000
2020	$1,873
2021	$1,781
Years 2022 - 2026	$6,434

Defined Contribution Plans. The Corporation maintains defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were $13,235,000 in 2016, $12,444,000 in 2015 and $8,602,000 in 2014.

Postemployment Benefits. The Corporation had accrued postemployment benefits of $1,146,000 and $1,267,000 at December 31, 2016 and 2015, respectively.